CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2014 EUR (€) € / shares
Interest Income:
Loans	€ 1,646	$ 1,793	€ 1,778	€ 1,996
Securities available-for-sale	135	147	127	189
Securities held-to-maturity	28	31	93	115
Trading assets	59	64	59	57
Securities purchased under agreements to resell	1	1	1	1
Interest-bearing deposits with banks	5	5	4	1
Other	17	19	17	20
Total interest income	1,891	2,060	2,079	2,379
Interest Expense:
Deposits	(344)	(375)	(613)	(795)
Securities sold under agreements to repurchase	(5)	(5)	(2)	(21)
Other borrowed funds	0	0	0	0
Long-term debt	(22)	(24)	(53)	(39)
Other	(194)	(211)	(53)	(54)
Total interest expense	(565)	(615)	(721)	(909)
Net interest income before provision for loan losses	1,326	1,445	1,358	1,470
Provision for loan losses	(551)	(600)	(3,218)	(1,767)
Net interest income after provision for loan losses	775	845	(1,860)	(297)
Non-interest income /(loss):
Credit card fees	50	54	37	29
Service charges on deposit accounts	14	15	9	14
Other fees and commissions	234	255	249	286
Net trading gain/(loss)	(320)	(349)	206	(1,097)
Equity in earnings of investees and realized gains/(losses) on disposal of equity method investments	1	1	2	5
Other non-interest income	870	948	598	666
Total non-interest income / (loss) excluding gains / losses on investment securities	849	924	1,101	(97)
Net realized gains/(losses) on sales of available-for-sale securities	102	111	1	95
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)	(3)	(3)	(31)	(5)
Net gains / (losses) on available for sale and held to maturitity securities	99	108	(30)	90
Total non-interest income / (loss)	948	1,032	1,071	(7)
Non-interest expense:
Salaries and employee benefits	(738)	(804)	(766)	(780)
Occupancy expenses	(48)	(52)	(52)	(53)
Equipment expenses	(30)	(33)	(33)	(35)
Depreciation of premises and equipment	(53)	(58)	(57)	(58)
Amortization of intangible assets	(47)	(51)	(58)	(51)
Impairment of goodwill	(2)	(2)	(115)	(58)
Deposit insurance premium	(69)	(75)	(92)	(52)
Other non-interest expense	(994)	(1,083)	(1,256)	(1,214)
Total non-interest expense	(1,981)	(2,158)	(2,429)	(2,301)
Loss before income tax	(258)	(281)	(3,218)	(2,605)
Income tax (expense) / credit	22	24	(39)	(61)
Income / (loss) from continuing operations	(236)	(257)	(3,257)	(2,666)
Income / (loss) from discontinuing operations	(65)	(71)	(5,210)	193
Net income / (loss)	(301)	(328)	(8,467)	(2,473)
Less: Net (income) / loss attributable to the non-controlling interest	1	1	3	(4)
NET INCOME / (LOSS) attributable to NBG shareholders	(300)	(327)	(8,464)	(2,477)
Net loss	(301)	(328)	(8,467)	(2,473)
Net (losses)/gains from foreign currency translation adjustments:
Foreign currency translation adjustments reclassified to income statement related to disposed subsidiaries	3,133	3,413	0	0
Other foreign currency translation adjustments	(148)	(161)	(604)	239
Total net (losses)/gains from foreign currency translation	2,985	3,252	(604)	239
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR (15) million in 2014, EUR 27 million in 2015 and EUR 91 million in 2016)	352	383	108	11
Reclassification to income statement due to disposal of subsidiaries (net of tax expense/(benefit) of: EUR NIL million in 2014, EUR NIL million in 2015 and EUR 23 million in 2016)	(115)	(125)	0	0
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (28) million in 2014, EUR (4) million in 2015 and EUR (26) million in 2016)	(94)	(102)	(9)	(95)
Less: Reclassification adjustment for other-than-temporary impairment of available-for-sale securities (net of tax benefit of EUR 1 million in 2014, EUR 10 million in 2015 and EUR 2 million in 2016)	4	4	26	4
Total net (losses)/gains on available-for-sale securities	147	160	125	(80)
Net (losses)/gains on pension (liability)/asset:
Reclassification to income statement due to disposal of subsidiaries	18	20	0	0
Pension (liability)/asset (net of tax expense/(benefit) of EUR (6) million in 2014, EUR 6 million in 2015 and EUR (3) million in 2016)	(8)	(9)	31	(43)
Total net (losses)/gains on pension (liability)/asset	10	11	31	(43)
Total other comprehensive income / (loss), net of tax	3,142	3,423	(448)	116
Comprehensive (loss) / income	2,841	3,095	(8,915)	(2,357)
Less: Comprehensive income attributable to the non-controlling interest	(3)	(3)	(4)	(13)
Comprehensive (loss) / income attributable to NBG shareholders	€ 2,838	$ 3,092	€ (8,919)	€ (2,370)
Earnings / Loss per share
Basic and diluted LPS from continuing operations | (per share)	€ (0.03)	$ (0.03)	€ (2.78)	€ (12.79)
Basic and diluted LPS from continuing and discontinued operations | (per share)	€ (0.03)	$ (0.03)	€ (9.41)	€ (11.90)